UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 29

Date of reporting period: August 31, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2020

WESTERN ASSET

MANAGED

MUNICIPALS FUND

Beginning in or after February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and preservation of capital.*

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Managed Municipals Fund for the six-month reporting period ended August 31, 2020. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and the subadviser(s) became indirect, wholly-owned subsidiaries of Franklin Resources. Under the Investment Company Act of 1940, as amended, consummation of the transaction automatically terminated the management and sub advisory agreements that were in place for the Fund prior to the transaction. The Fund’s manager and subadviser(s) continue to provide uninterrupted services with respect to the Fund pursuant to either new management and subadvisory agreements that were approved by Fund shareholders or interim management and subadvisory agreements that were approved by the Fund’s board for use while the Fund continues to seek shareholder approval of the new agreements.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of August 31, 2020, after giving effect to the transaction described above, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.4 trillion.

II	Western Asset Managed Municipals Fund

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2020

Western Asset Managed Municipals Fund	III

Performance review

For the six months ended August 31, 2020, Class A shares of Western Asset Managed Municipals Fund, excluding sales charges, returned -2.13%. The Fund’s unmanaged benchmark, the Bloomberg Barclays Municipal Bond Indexi, returned 0.19% for the same period. The Lipper General & Insured Municipal Debt Funds Category Averageii returned -0.96% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of August 31, 2020 (unaudited)
(excluding sales charges)	6 months
Western Asset Managed Municipals Fund:
Class 1[1]	-2.02%
Class A	-2.13%
Class C	-2.41%
Class I	-1.97%
Class IS	-1.96%
Bloomberg Barclays Municipal Bond Index	0.19%
Lipper General & Insured Municipal Debt Funds Category Average	-0.96%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended August 31, 2020 for Class 1, Class A, Class C, Class I and Class IS shares were 1.55%, 1.36%, 0.85%, 1.61% and 1.64%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 1.57%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

[1]

The Fund’s Class 1 shares are closed to all purchases and incoming exchanges. Investors owning Class 1 shares of the Fund may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

IV	Western Asset Managed Municipals Fund

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 30, 2020, the gross total annual fund operating expense ratios for Class 1, Class A, Class C, Class I and Class IS shares were 0.51%, 0.64%, 1.20%, 0.50% and 0.43%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.77% for Class A shares, 1.32% for Class C shares, 0.45% for Class I shares and 0.42% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class 1 shares will not exceed the ratio of total annual fund operating expenses for Class A shares. The ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2020

RISKS: The Fund’s fixed income investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, thereby reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties, public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. Investing in securities issued by investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including

Western Asset Managed Municipals Fund	V

Performance review (cont’d)

advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 291 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VI	Western Asset Managed Municipals Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2020 and February 29, 2020 and does not include derivatives such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2020 and held for the six months ended August 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	-2.02%	$1,000.00	$979.80	0.51%	$2.54	Class 1	5.00%	$1,000.00	$1,022.63	0.51%	$2.60
Class A	-2.13	1,000.00	978.70	0.64	3.19	Class A	5.00	1,000.00	1,021.98	0.64	3.26
Class C	-2.41	1,000.00	975.90	1.21	6.03	Class C	5.00	1,000.00	1,019.11	1.21	6.16
Class I	-1.97	1,000.00	980.30	0.45	2.25	Class I	5.00	1,000.00	1,022.94	0.45	2.29
Class IS	-1.96	1,000.00	980.40	0.42	2.10	Class IS	5.00	1,000.00	1,023.09	0.42	2.14

2	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

[1]	For the six months ended August 31, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

August 31, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.9%
Alabama — 4.0%
Birmingham, AL, Commercial Development Authority Revenue:
Civic Center Improvements Project, Series A	5.000%	4/1/24	$1,770,000	$1,776,655
Civic Center Improvements Project, Series A	5.000%	4/1/25	1,970,000	1,977,309
Civic Center Improvements Project, Series A	5.000%	4/1/26	1,700,000	1,706,273
Civic Center Improvements Project, Series A	5.000%	4/1/27	1,500,000	1,505,490
Civic Center Improvements Project, Series A	5.000%	4/1/28	1,700,000	1,706,086
Civic Center Improvements Project, Series A	5.250%	4/1/29	1,750,000	1,756,528
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	4,350,000	3,791,329	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F (0.000% until 10/1/23; 7.750%)	0.000%	10/1/46	2,000,000	1,958,360
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F (0.000% until 10/1/23; 7.900%)	0.000%	10/1/50	69,910,000	68,326,538
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	7,200,000	8,038,152
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	16,030,000	18,503,429
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	12,300,000	14,347,335
Southeast Alabama Gas Supply District, Gas Supply Revenue, Series 2018A	4.000%	6/1/24	50,595,000	56,038,516	(b)(c)
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	2,100,000	2,303,406	(d)
Total Alabama				183,735,406
Alaska — 0.4%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series A	5.000%	12/1/27	315,000	337,853
State Capital Project II, Series B	5.000%	12/1/37	1,985,000	2,471,801
State Capital Project II, Series B	5.000%	12/1/38	1,515,000	1,880,979
State Capital Project II, Series B	5.000%	12/1/39	1,000,000	1,238,160
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project, Series C, Refunding	5.000%	1/1/21	10,000,000	10,156,800
Total Alaska				16,085,593

See Notes to Financial Statements.

4	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Arizona — 2.4%
Arizona State Board of Regents University System Revenue:
Series D	5.000%	7/1/41	$3,450,000	$4,022,907
Series D	5.000%	7/1/46	2,500,000	2,897,875
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Series A, Refunding, SD Credit Program	5.000%	7/1/48	1,800,000	2,095,938
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	1,300,000	1,499,524
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/47	1,505,000	1,734,979
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	1,000,000	1,149,370
Basis School Project, Series D, Refunding	5.000%	7/1/37	600,000	648,552	(d)
Basis School Project, Series D, Refunding	5.000%	7/1/47	860,000	913,552	(d)
Basis School Project, Series D, Refunding	5.000%	7/1/51	2,580,000	2,734,310	(d)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A	4.000%	2/1/50	4,000,000	4,556,320
Arizona State IDA, Revenue Bonds:
Lincoln South Beltway Project	5.000%	2/1/26	2,490,000	3,043,900
Lincoln South Beltway Project	5.000%	8/1/26	2,000,000	2,476,480
Lincoln South Beltway Project	5.000%	8/1/27	1,205,000	1,526,253
Lincoln South Beltway Project	5.000%	2/1/28	2,760,000	3,535,643
Lincoln South Beltway Project	5.000%	8/1/28	2,355,000	3,048,901
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	37,990,000	43,911,881	(a)(b)(c)
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A, SD Credit Program	5.000%	7/1/52	1,000,000	1,165,710
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/37	300,000	357,387
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/48	600,000	701,496
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/39	700,000	849,569
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/49	1,300,000	1,547,273
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	5,235,000	5,806,767	(d)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	1,300,000	1,397,526

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A	5.000%	8/1/42	$1,640,000	$2,043,735
Series A	5.000%	8/1/47	2,000,000	2,473,600
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.250%	12/1/28	12,000,000	15,429,600
Total Arizona				111,569,048
California — 14.2%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	6,750,000	7,889,737
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	2,250,000	2,607,885
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/33	1,750,000	1,953,682
Series A, Refunding	5.000%	5/1/34	1,350,000	1,504,697
Series A, Refunding	5.000%	5/1/46	9,000,000	9,877,950
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series A (SIFMA Municipal Swap Index Yield + 1.250%)	1.340%	4/1/27	27,000,000	26,966,250	(b)(c)
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	7,500,000	8,857,650
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	1,500,000	1,776,090
Stanford Health Care, Series A, Refunding	4.000%	8/15/50	2,900,000	3,372,758
California State Infrastructure & Economic Development Bank Revenue:
Green Bond, Clean Water State Revolving Fund	5.000%	10/1/33	2,500,000	3,134,350
UCSF 2130 Third Street	5.000%	5/15/42	5,000,000	6,182,500
California State MFA Revenue:
Orange County Civic Center, Series A	5.000%	6/1/48	7,000,000	8,368,220
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	8,085,000	9,290,312	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	9,700,000	11,100,098	(a)
Senior Lien, LINXS APM Project, Series B	5.000%	6/1/48	2,000,000	2,285,380	(a)

See Notes to Financial Statements.

6	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	$1,200,000	$1,200,840	(a)
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project	5.000%	7/1/29	2,000,000	2,393,180	(d)
San Diego County Water Authority Desalination Project	5.000%	7/1/39	7,300,000	8,503,332	(d)
San Diego County Water Authority Desalination Project	5.000%	11/21/45	8,000,000	9,203,120	(d)
California State University Revenue:
Systemwide, Series A	4.000%	11/1/45	1,500,000	1,677,510
Systemwide, Series C	4.000%	11/1/45	10,000,000	11,781,100	(e)
California State, GO:
Various Purpose, Refunding	5.000%	9/1/36	8,000,000	9,887,520
Various Purpose, Refunding	4.000%	3/1/38	7,500,000	9,051,900
Various Purpose, Refunding	4.000%	3/1/46	4,000,000	4,746,120
California Statewide CDA Revenue:
American Baptist Homes of the West, Refunding	5.000%	10/1/45	2,550,000	2,783,452
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	11,815,000	11,999,314	(d)
Chino Valley, CA, USD, GO, Series B	5.000%	8/1/55	5,600,000	7,208,936
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	15,950,000	19,436,351
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	19,150,000	19,751,501
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	2,500,000	3,201,075
Natural Gas Purchase, Series A	5.500%	11/15/37	3,730,000	5,433,454
Long Beach, CA, Harbor Revenue:
Series A	5.000%	5/15/39	2,000,000	2,515,940
Series B, Refunding	5.000%	5/15/23	5,000,000	5,582,500	(a)
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/40	2,250,000	2,445,660

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series A	5.000%	7/1/38	$6,000,000	$7,718,700
Senior Proposition C, Series A	5.000%	7/1/39	4,000,000	5,132,480
Senior Proposition C, Series B	5.000%	7/1/34	1,000,000	1,303,820
Senior Proposition C, Series B	5.000%	7/1/36	5,000,000	6,470,250
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	6,500,000	7,714,785	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/37	1,500,000	1,840,740	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	3,345,000	4,092,975	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/39	3,000,000	3,660,930	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	4,500,000	5,394,195	(a)
Los Angeles International Airport, Subordinated, Series F	4.000%	5/15/49	3,525,000	3,917,262	(a)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Power System, Series A	5.000%	7/1/47	7,500,000	9,095,775
Power System, Series A, Refunding	5.000%	7/1/46	2,000,000	2,393,920
Power System, Series B, Refunding	5.000%	7/1/39	11,020,000	13,534,544
Series C	5.000%	7/1/37	4,825,000	6,038,053
Series C	5.000%	7/1/38	1,000,000	1,248,320
Series C	5.000%	7/1/42	13,000,000	16,082,430
Series E	5.000%	7/1/44	10,000,000	11,503,800
Los Angeles, CA, Wastewater System Revenue, Green Bond, Subordinated, Series A	5.000%	6/1/48	8,400,000	10,488,660
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue, Series B	5.000%	10/1/32	13,290,000	13,342,097
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	2,200,000	2,414,236	(d)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	7,000,000	10,892,770
Series A	6.500%	11/1/39	7,265,000	11,574,089
Series B	7.000%	11/1/34	26,500,000	41,236,915

See Notes to Financial Statements.

8	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Series B	6.500%	11/1/39	$13,000,000	$20,710,690
Series C	6.125%	11/1/29	5,780,000	7,368,344
Series C	7.000%	11/1/34	20,000,000	31,122,200
Series C	6.500%	11/1/39	1,290,000	2,055,138
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,000,000	5,357,100	(f)
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	5,990,000	6,686,757	(b)(c)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	12,000,000	12,815,640
Riverside County, CA, Transportation Commission Sales Tax Revenue:
Series B, Refunding	5.000%	6/1/38	7,100,000	8,990,517
Series B, Refunding	5.000%	6/1/39	9,930,000	12,543,377
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien, Series A	5.750%	6/1/44	1,500,000	1,636,830
Senior Lien, Series A	5.750%	6/1/48	3,700,000	4,030,854
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/37	3,015,000	3,880,848
Riverside, CA, USD Financing Authority Revenue:
Superior Lien, Series A	5.000%	9/1/32	1,375,000	1,473,808
Superior Lien, Series A	5.000%	9/1/37	1,280,000	1,364,749
Roseville, CA, Natural Gas Financing Authority Revenue, Series 2007	5.000%	2/15/27	4,000,000	4,914,800
Sacramento County, CA, Airport System Senior Revenue, Series 2010	5.000%	7/1/40	7,000,000	7,011,340
San Bernardino, CA, USD Revenue, COP:
2019 School Financing Project, AGM	5.000%	10/1/36	3,995,000	5,035,378
2019 School Financing Project, AGM	5.000%	10/1/38	1,750,000	2,191,455
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	13,700,000	16,461,098
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
SFO Fuel Company LLC, Series A	5.000%	1/1/37	1,155,000	1,421,782	(a)
SFO Fuel Company LLC, Series A	5.000%	1/1/47	1,500,000	1,803,825	(a)
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	5,280,000	6,551,054

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Santa Clara, CA, Electric Revenue, Series A, Refunding	5.000%	7/1/30	$4,000,000	$4,156,840	(f)
South Whittier School District, GO:
Series B, AGM	4.000%	8/1/46	1,365,000	1,543,515
Series B, AGM	4.000%	8/1/48	2,270,000	2,563,466
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	15,000,000	18,489,150
Stockton, CA, PFA Wastewater Revenue, BAN, Series 2019	1.400%	6/1/22	4,200,000	4,197,102
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/25	1,750,000	2,097,112
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/27	1,000,000	1,264,810
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	3,200,000	3,892,096
University of California, CA, Revenue, Limited Project, Series K	5.000%	5/15/35	6,000,000	7,339,800
Total California				652,033,585
Colorado — 3.0%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	785,000	814,061
Broadway Station Metropolitan District #3, CO, GO:
Series A	5.000%	12/1/39	750,000	767,745
Series A	5.000%	12/1/49	1,000,000	1,011,870
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project, Series A	5.000%	3/1/43	3,700,000	4,327,779
University of Denver Project, Series A	5.000%	3/1/47	4,900,000	5,702,473
Colorado State Health Facilities Authority Revenue:
Adventhealth Obligated, Series A	4.000%	11/15/43	10,000,000	11,441,300
Commonspirit Health Initiatives, Series B-1, Refunding	5.000%	8/1/25	9,400,000	10,848,164	(b)(c)
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	6,000,000	7,078,020	(b)(c)

See Notes to Financial Statements.

10	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Commonspirit Health Project, Series A-1	4.000%	8/1/44	$4,500,000	$4,991,535
Commonspirit Health Project, Series A-2	4.000%	8/1/49	750,000	826,830
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	4,950,000	5,311,894
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,500,000	1,626,225
C-470 Express Lanes	5.000%	12/31/51	1,600,000	1,730,944
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AGM	5.000%	12/1/50	1,500,000	1,815,735	(e)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	45,000,000	71,749,350
Regional Transportation District, CO, COP:
Series 2020	5.000%	6/1/27	2,000,000	2,544,720
Series 2020	5.000%	6/1/28	2,000,000	2,605,500
Series 2020	5.000%	6/1/29	2,000,000	2,663,160
Total Colorado				137,857,305
Connecticut — 1.5%
Connecticut Airport Authority, Customer Facility Charge Revenue, Ground Transportation, Center Project, Series A	5.000%	7/1/49	2,000,000	2,370,000	(a)
Connecticut State HEFA Revenue:
Sacred Heart University Inc., Series G	5.125%	7/1/26	1,300,000	1,353,547	(f)
Sacred Heart University Inc., Series G	5.375%	7/1/31	1,225,000	1,278,006	(f)
Sacred Heart University Inc., Series G	5.625%	7/1/41	6,500,000	6,794,710	(f)
Connecticut State Special Tax Obligation Revenue:
Transportation Infrastructure Purpose, Series A	5.000%	5/1/35	4,250,000	5,469,750
Transportation Infrastructure Purpose, Series A	5.000%	5/1/37	7,500,000	9,564,000
Transportation Infrastructure Purpose, Series A	5.000%	1/1/38	7,745,000	9,444,718
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	5/1/34	2,400,000	3,103,896
Connecticut State, GO:
Series A	5.000%	4/15/30	2,250,000	2,932,605
Series A	5.000%	4/15/34	2,000,000	2,540,840
Series A	5.000%	4/15/35	4,895,000	6,078,317
Series A	5.000%	4/15/36	2,300,000	2,899,265

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
Series A	5.000%	4/15/39	$1,650,000	$2,060,404
Series E	5.000%	10/15/34	5,360,000	6,461,319
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	3,850,000	4,137,518	(d)
Total Connecticut				66,488,895
Delaware — 0.6%
Delaware State EDA Revenue:
Acts Retirement Communities	5.000%	11/15/48	3,000,000	3,426,810
Indian River Power LLC	5.375%	10/1/45	1,145,000	1,148,126
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	3,000,000	3,459,660
Delaware State Transportation Authority Revenue:
US 301 Project	5.000%	6/1/45	3,070,000	3,528,075
US 301 Project	5.000%	6/1/55	13,750,000	15,713,912
Total Delaware				27,276,583
District of Columbia — 0.7%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/42	700,000	656,621
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	9,250,000	10,666,823
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	7,200,000	8,248,896
District of Columbia Water & Sewer Authority Revenue:
Subordinated Lien, Green Bond, Series A	5.000%	10/1/38	1,000,000	1,313,720
Subordinated Lien, Green Bond, Series A	5.000%	10/1/39	1,000,000	1,309,920
Subordinated Lien, Series B	5.000%	10/1/36	1,000,000	1,322,210
Subordinated Lien, Series C	1.750%	10/1/24	8,800,000	9,145,488	(b)(c)
Total District of Columbia				32,663,678
Florida — 4.8%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	3,500,000	4,113,725	(a)
Series 2017	5.000%	10/1/47	3,350,000	3,892,566	(a)
Series A	5.000%	10/1/25	2,000,000	2,394,880	(a)
Series A	5.000%	10/1/26	1,500,000	1,836,090	(a)
Series A	5.000%	10/1/28	1,500,000	1,904,415	(a)
Series A	5.000%	10/1/45	22,000,000	24,918,300	(a)
Broward County, FL, Port Facilities Revenue:
Series B	5.000%	9/1/32	10,375,000	12,619,735	(a)
Series B	5.000%	9/1/33	8,610,000	10,417,842	(a)

See Notes to Financial Statements.

12	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Broward County, FL, School Board, COP:
Series B, Refunding	5.000%	7/1/31	$8,750,000	$10,305,925
Series B, Refunding	5.000%	7/1/32	8,000,000	9,385,600
Cape Coral, FL, Water & Sewer Revenue, Refunding	5.000%	10/1/39	5,000,000	6,175,100
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/26	2,500,000	2,874,750
FAU Finance Corporation Florida Capital Improvement Revenue:
Student Housing Project, Series A, Refunding	5.000%	7/1/36	4,000,000	4,835,640
Student Housing Project, Series A, Refunding	5.000%	7/1/38	4,000,000	4,804,680
Student Housing Project, Series A, Refunding	5.000%	7/1/39	2,500,000	2,994,425
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	3,030,000	3,335,424	(d)
Florida State Mid-Bay Bridge Authority Revenue:
First Senior Lien, Series A, Refunding	5.000%	10/1/40	2,000,000	2,247,620
Series A, Refunding	5.000%	10/1/28	500,000	581,790
Series A, Refunding	5.000%	10/1/29	2,720,000	3,152,997
Series A, Refunding	5.000%	10/1/35	5,000,000	5,676,700
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	4,750,000	5,572,747	(a)
Priority Subordinated, Series A	5.000%	10/1/47	3,725,000	4,341,450	(a)
Jacksonville, FL:
Better Jacksonville Sales Tax Revenue, Refunding	5.000%	10/1/26	6,250,000	6,819,812
Transportation Revenue, Series A, Refunding	5.000%	10/1/27	2,830,000	3,076,918
Transportation Revenue, Series A, Refunding	5.000%	10/1/29	9,000,000	9,785,250
Martin County, FL, IDA, Revenue, Indiantown Cogeneration LP Project, Refunding	4.200%	12/15/25	10,000,000	10,006,000	(a)(d)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	5.000%	10/1/41	7,250,000	8,426,385
Series A, Refunding	5.000%	10/1/49	12,900,000	15,514,959	(a)
Series B, Refunding	5.000%	10/1/40	3,000,000	3,531,420	(a)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/47	6,500,000	7,616,375
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/42	540,000	637,751

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	$4,750,000	$5,173,177
Orlando & Orange County, FL Expressway Authority Revenue, Refunding	5.000%	7/1/22	1,750,000	1,903,073
Palm Beach County, FL, Health Facilities Authority Revenue, Acts Retirement-Life Communities	5.000%	11/15/45	1,750,000	1,998,973
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	850,000	9	*(g)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	727,846	604,112	*(g)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.250%	7/1/24	4,165,000	4,786,876
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	3,485,000	4,384,304
Tampa, FL, Hospital Revenue:
H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,500,000	1,687,110
H. Lee Moffitt Cancer Center Project, Series B	5.000%	7/1/50	2,650,000	3,247,814
Tampa, FL, Sports Authority Revenue:
Tampa Bay Arena Project, NATL, GTD	6.050%	10/1/20	60,000	60,242
Tampa Bay Arena Project, NATL, GTD	6.100%	10/1/26	1,000,000	1,169,920
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	2,750,000	3,258,585
Total Florida				222,071,466
Georgia — 1.1%
Atlanta, GA, Water & Wastewater Revenue, Series A, NATL	5.500%	11/1/27	1,000,000	1,254,530
Brookhaven, GA, Development Authority Revenue:
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	1,500,000	1,705,860
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/49	7,000,000	7,911,680
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A	5.000%	4/1/50	1,500,000	1,854,240
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	900,000	1,014,993

See Notes to Financial Statements.

14	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Fulton County, GA, Development Authority Revenue:
Georgia Institute of Technology	5.000%	6/15/44	$1,750,000	$2,159,290
Wellstar Health System, Inc. Project, Series A	4.000%	4/1/50	3,250,000	3,711,695
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/34	1,100,000	1,363,560
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/35	1,000,000	1,234,710
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3&4 Project, Series A	5.000%	1/1/49	2,000,000	2,407,600
Series EE, AMBAC	7.250%	1/1/24	500,000	605,515
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.500%	9/15/26	10,000,000	12,484,700
Series A	5.000%	5/15/34	2,000,000	2,439,880
Series A	5.000%	5/15/43	1,300,000	1,538,095
Series B	5.000%	3/15/22	5,000,000	5,323,400
Series C	4.000%	9/1/26	4,570,000	5,325,878	(b)(c)
Milledgeville, GA, Water & Sewer Revenue, Refunding, AGM	6.000%	12/1/21	215,000	223,189
Total Georgia				52,558,815
Illinois — 12.0%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/46	1,625,000	1,765,628
Series 2018	5.000%	4/1/38	1,200,000	1,331,100
Series 2018	5.000%	4/1/42	4,400,000	4,862,748
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	800,000	893,856
Dedicated, Series G, Refunding	5.000%	12/1/44	1,750,000	1,907,903
Dedicated, Series H	5.000%	12/1/36	1,500,000	1,664,520
Dedicated, Series H	5.000%	12/1/46	1,000,000	1,087,860
Series C, Refunding	5.000%	12/1/25	2,400,000	2,714,064
Series D	5.000%	12/1/46	3,250,000	3,569,475
Chicago, IL, GO:
Series 2002B	5.500%	1/1/33	6,000,000	6,585,780
Series 2003B, Refunding	5.500%	1/1/33	2,510,000	2,755,051

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series 2005B, Refunding	5.500%	1/1/33	$4,000,000	$4,390,520
Series 2005B, Refunding	5.500%	1/1/40	4,500,000	4,883,130
Series A	5.000%	1/1/44	17,775,000	19,477,845
Series A, Refunding	5.000%	1/1/27	4,000,000	4,535,800
Series A, Refunding	5.000%	1/1/28	11,750,000	13,392,180
Series A, Refunding	5.250%	1/1/33	3,250,000	3,478,767
Series A, Refunding	5.000%	1/1/35	3,800,000	4,025,530
Series A, Refunding	6.000%	1/1/38	7,945,000	9,170,913
Series C, Refunding	5.000%	1/1/25	1,420,000	1,571,514
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	2,250,000	2,609,617
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,500,000	1,717,620
General, Series F	5.000%	1/1/40	6,000,000	6,021,960
Senior Lien, Series D	5.000%	1/1/47	9,625,000	11,115,335
Senior Lien, Series G	5.000%	1/1/47	1,645,000	1,876,863	(a)
Senior Lien, Series G	5.000%	1/1/52	1,520,000	1,723,680	(a)
Series A, Refunding	5.000%	1/1/34	8,175,000	9,355,143	(a)
Series C	5.000%	1/1/31	3,250,000	3,748,680	(a)
Series C	5.000%	1/1/32	3,325,000	3,823,085	(a)
Series C	5.000%	1/1/33	3,000,000	3,438,510	(a)
Series C	5.000%	1/1/34	2,800,000	3,204,208	(a)
Series C	5.000%	1/1/35	500,000	571,505	(a)
Series C	5.000%	1/1/46	7,000,000	7,903,840	(a)
Series D, Refunding	5.000%	1/1/46	1,000,000	1,144,820
Trips Obligated Group	5.000%	7/1/48	3,850,000	4,355,466	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	5,125,000	5,838,451
Second Lien, Series A, Refunding	4.000%	12/1/50	5,000,000	5,505,750	(e)
Second Lien, Series A, Refunding	4.000%	12/1/55	2,800,000	3,069,472	(e)
Second Lien, Series A, Refunding	5.000%	12/1/55	2,000,000	2,390,240	(e)
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	6,000,000	6,543,780
Second Lien, Series A	5.000%	1/1/47	1,600,000	1,810,528
Second Lien, Series B, Refunding	5.000%	1/1/36	4,025,000	4,701,482
Second Lien, Series B, Refunding	5.000%	1/1/38	1,000,000	1,161,930
Second Lien, Series C, Refunding	5.000%	1/1/39	2,000,000	2,267,160

See Notes to Financial Statements.

16	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/39	$11,840,000	$13,160,278
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,000,000	1,228,340
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	1,000,000	1,193,140
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/34	6,000,000	7,095,360
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/36	2,390,000	2,806,792
Elk Grove Village, IL, GO:
Cook and DuPage Counties	5.000%	1/1/34	1,350,000	1,664,186
Cook and DuPage Counties, Refunding	5.000%	1/1/36	1,300,000	1,593,501
Illinois Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/29	2,000,000	2,293,540
Illinois State Finance Authority Revenue:
Green Bond	5.000%	7/1/36	6,900,000	8,993,529
Green Bond	4.000%	7/1/38	7,400,000	8,815,324
Northshore University Healthsystem, Series A	5.000%	8/15/35	2,000,000	2,611,660
Northshore University Healthsystem, Series A	4.000%	8/15/39	3,850,000	4,501,805
Northshore University Healthsystem, Series A	4.000%	8/15/41	1,750,000	2,032,713
Park Place of Elmhurst, Series C	2.000%	5/15/55	657,750	6,578	*(g)
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/44	1,000,000	1,199,070
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	1,200,000	1,430,340
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/51	1,000,000	1,190,220
University of Illinois, Health Services Facilities Lease Revenue Bonds	4.000%	10/1/50	2,250,000	2,470,928
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	475,605
Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	2,000,000	1,915,120
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	2,000,000	2,281,780
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	1,250,000	1,531,900
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	2,450,000	3,048,363

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State Toll Highway Authority Revenue:
Series A	5.000%	1/1/40	$6,000,000	$7,522,500
Series A	5.000%	1/1/42	4,500,000	5,433,975
Series A	5.000%	1/1/44	18,000,000	22,317,480
Series C, Refunding	5.000%	1/1/26	600,000	735,930
Series C, Refunding	5.000%	1/1/27	10,600,000	13,236,432
Illinois State University Revenue:
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/31	750,000	925,215
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/33	500,000	606,080
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/36	750,000	897,023
Illinois State, GO:
Series 2006	5.500%	1/1/30	2,800,000	3,384,332
Series 2014	5.250%	2/1/32	5,525,000	5,905,672
Series 2016	5.000%	1/1/33	2,500,000	2,720,575
Series 2016	5.000%	11/1/33	1,850,000	2,030,560
Series 2016, Refunding	5.000%	2/1/27	24,345,000	27,698,524
Series 2016, Refunding	5.000%	2/1/29	1,300,000	1,462,331
Series A	5.000%	5/1/39	3,000,000	3,301,140
Series A, Refunding	5.000%	10/1/28	3,000,000	3,469,350
Series A, Refunding	5.000%	10/1/30	5,450,000	6,229,840
Series B, Refunding	5.000%	10/1/28	6,000,000	6,938,700
Series B, Refunding	5.000%	10/1/29	9,250,000	10,636,390
Series D	5.000%	11/1/27	33,045,000	37,343,824
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	1,000,000	1,099,530
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	23,715,000	24,362,657
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	17,940,000	20,221,789
Metropolitan Water Reclamation District of Greater Chicago, IL, GO:
Green Bond, Series A	5.000%	12/1/44	20,000,000	22,557,800
Green Bond, Series B	5.000%	12/1/39	10,095,000	11,456,815
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	9,080,000	9,843,083
Series A, Refunding, NATL	6.000%	7/1/29	25,805,000	33,417,217
Total Illinois				549,258,145

See Notes to Financial Statements.

18	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Indiana — 1.4%
Ball State University Board of Student Fee Bonds:
Series S	4.000%	7/1/36	$1,800,000	$2,089,350
Series S	4.000%	7/1/37	750,000	867,533
Series S	4.000%	7/1/38	800,000	922,464
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	7/1/22	5,150,000	5,215,353	(b)(c)
Indiana State Finance Authority Revenue, Private Activity, Ohio River Bridge	5.000%	7/1/40	5,000,000	5,365,350	(a)
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	10,225,000	12,140,551
Indianapolis, IN, Local Public Improvement Bond Bank:
Fieldhouse Project, Series B	1.450%	6/1/21	9,000,000	9,000,360
Indianapolis Airport Authority Project, Series A	5.000%	1/1/27	4,110,000	4,996,856	(a)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/28	5,000,000	6,196,450	(a)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/29	5,500,000	6,927,360	(a)
Northern Indiana Commuter Transportation District, Industrial Revenue, Limited Obligation Revenue	5.000%	7/1/41	2,500,000	2,927,325
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	5,000,000	5,548,650	(a)
Total Indiana				62,197,602
Iowa — 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	3,125,000	3,164,625
Kansas — 0.3%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	4,355,000	5,034,903
Series 3	5.000%	2/1/44	3,000,000	3,454,740

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Kansas — continued
Wyandotte County/Kansas City, KS, Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	$2,000,000	$2,338,640
Improvement, Series A	5.000%	9/1/45	3,000,000	3,483,330
Total Kansas				14,311,613
Kentucky — 2.6%
Kentucky State Economic Development Finance Authority, Commonspirit Health Project, Series A, Refunding	5.000%	8/1/44	5,000,000	6,029,600
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	3,900,000	4,592,094
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	28,250,000	32,821,980	(b)(c)
Series C	4.000%	6/1/25	45,400,000	51,384,174	(b)(c)
Kentucky State Property & Building Commission Revenue:
Project #122, Series A	4.000%	11/1/35	1,000,000	1,144,550
Project #122, Series A	4.000%	11/1/36	1,000,000	1,140,140
Project #122, Series A	4.000%	11/1/38	750,000	850,043
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	5,750,000	5,933,137	(b)(c)
Norton Healthcare Inc., Series A	5.000%	10/1/37	2,100,000	2,614,542
Norton Healthcare Inc., Series A	5.000%	10/1/38	1,500,000	1,861,800
Norton Healthcare Inc., Series A	4.000%	10/1/39	1,000,000	1,142,090
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	4.000%	1/1/25	2,250,000	2,564,033
Series B, Refunding	5.000%	1/1/26	1,200,000	1,457,820
Series B, Refunding	5.000%	1/1/27	3,000,000	3,733,650
Total Kentucky				117,269,653
Louisiana — 0.8%
Louisiana State Offshore Terminal Authority Revenue:
Loop LLC Project, Series A	1.650%	12/1/23	3,010,000	3,022,191	(b)(c)
Loop LLC Project, Series A	1.650%	12/1/23	7,025,000	7,053,451	(b)(c)
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	4,750,000	5,201,297

See Notes to Financial Statements.

20	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Louisiana — continued
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	$2,340,000	$2,840,386
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.125%	7/1/24	3,100,000	3,119,902	(b)(c)
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	7,400,000	7,436,260	(b)(c)
Marathon Oil Corp. Project, Refunding	2.375%	7/1/26	6,200,000	6,289,590	(b)(c)
Total Louisiana				34,963,077
Maryland — 0.4%
Baltimore, MD, Water Project Revenue:
Series A	4.000%	7/1/44	4,600,000	5,310,884
Series A	4.000%	7/1/49	5,750,000	6,597,607
Maryland State EDC, EDR:
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	1,000,000	1,161,030
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	2,000,000	2,255,080
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/35	2,080,000	2,427,901
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/43	1,000,000	1,147,880
Maryland State Health & Higher EFA Revenue, Lifebridge Health	6.000%	7/1/41	1,500,000	1,571,115	(f)
Total Maryland				20,471,497
Massachusetts — 1.8%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	1,500,000	1,751,610
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series A, Refunding	5.000%	1/1/34	6,750,000	8,584,785
Massachusetts State DFA Revenue:
Boston University, Series BB1	5.000%	10/1/46	5,000,000	5,870,400
Broad Institute, Series A	5.375%	4/1/41	16,000,000	16,485,920	(f)
Foxborough Regional Charter, Refunding	5.000%	7/1/42	2,400,000	2,670,264
Milford Regional Medical Center, Series F	5.750%	7/15/43	1,500,000	1,610,565
UMass Boston Student Housing Project	5.000%	10/1/48	4,050,000	3,905,982
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	1,930,000	2,160,654
Visual & Performing Arts Project	6.000%	8/1/21	595,000	625,137
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	1,750,000	2,016,630

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
WGBH Educational Foundation, Refunding	5.000%	1/1/40	$2,200,000	$2,625,700
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	8,870,000	10,403,978
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/34	4,170,000	5,253,908	(a)
Series A	5.000%	7/1/35	4,155,000	5,213,902	(a)
Series A, Refunding	5.000%	7/1/36	700,000	874,699	(a)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/40	11,250,000	12,863,250
Total Massachusetts				82,917,384
Michigan — 2.4%
Detroit, MI, Downtown Development Authority Revenue:
Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	1,600,000	1,793,120
Series A, Refunding, AGM	5.000%	7/1/48	4,000,000	4,478,040
Detroit, MI, Water & Sewage Department, Disposal System Revenue, Senior Lien, Series A, Refunding	5.250%	7/1/39	7,000,000	7,648,270	(f)
Detroit, MI, Water Supply System Revenue:
Second Lien, Series B, Unrefunded, AGM	6.250%	7/1/36	20,000	20,090
Senior Lien, Great Lakes Water Authority	5.000%	7/1/41	5,020,000	5,221,553	(f)
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	17,700,000	20,840,157
Senior Lien, Series C, Refunding	5.000%	7/1/35	3,400,000	4,088,772
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	6,770,000	6,940,739	(d)
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	4,100,000	4,650,384
Henry Ford Health System, Refunding	5.000%	11/15/41	2,155,000	2,520,229
Henry Ford Health System, Series A	4.000%	11/15/50	3,250,000	3,660,605
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-1, Refunding	5.000%	7/1/44	6,845,000	7,441,063	(f)
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-6, Refunding	5.000%	7/1/33	6,560,000	7,469,479

See Notes to Financial Statements.

22	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-1, Refunding	5.000%	7/1/34	$1,000,000	$1,168,090
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	1,550,000	1,821,638
Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/41	2,240,000	2,795,072
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	13,500,000	14,017,860	(a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	7,300,000	8,191,330	(a)
Walled Lake Consolidated School District, GO	5.000%	5/1/50	3,500,000	4,454,730	(e)
Total Michigan				109,221,221
Minnesota — 0.2%
Western Minnesota Municipal Power Agency Revenue, Series A	5.000%	1/1/46	7,970,000	9,216,189	(f)
Mississippi — 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Bonds, Weyerhaeuser Co. Project, Series A, Refunding	6.800%	4/1/22	3,000,000	3,274,650
Missouri — 0.2%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	4,500,000	5,481,090	(a)
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	2,800,000	3,036,320
Total Missouri				8,517,410
Nebraska — 0.2%
Douglas County, NE, Hospital Authority No 2, Revenue Bonds:
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/37	1,050,000	1,233,761
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/39	1,200,000	1,400,628
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/50	1,000,000	1,141,830
Nebraska Public Power District Revenue, Series D	5.000%	1/1/46	4,000,000	4,668,520
Total Nebraska				8,444,739

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Nevada — 0.6%
Clark County, NV, GO, Stadium Improvements, Series A	5.000%	5/1/48	$20,000,000	$24,227,200
Reno, NV, Hospital Revenue, Washoe Medical Center, Unrefunded, AGM	5.500%	6/1/39	1,790,000	1,794,207
Total Nevada				26,021,407
New Hampshire — 0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue:
Waste Management, Inc. Project, Series A	2.150%	7/1/24	4,000,000	4,111,560	(a)(b)(c)
Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	2,500,000	2,569,725	(a)(b)(c)
Total New Hampshire				6,681,285
New Jersey — 7.2%
New Brunswick, NJ, Parking Authority Revenue:
Series 2017, GTD, AGM	5.000%	9/1/42	2,250,000	2,661,435
Series A, Refunding, GTD, BAM	5.000%	9/1/39	4,000,000	4,669,040
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	17,500,000	19,659,500
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	2,500,000	2,750,950	(a)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,669,755	(a)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	1,000,000	1,109,390	(a)
School Facilities Construction, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.550%)	1.640%	9/1/27	22,065,000	21,512,272	(c)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	3,900,000	4,627,506
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	1.690%	3/1/28	20,000,000	19,505,200	(c)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/29	10,000,000	10,750,100
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	13,000,000	14,749,800
Transit Transportation Project, Series A	5.000%	11/1/32	2,345,000	2,815,548
Transit Transportation Project, Series A	5.000%	11/1/34	5,500,000	6,545,550
New Jersey State EDA, Cigarette Tax Revenue:
Refunding	5.000%	6/15/21	7,500,000	7,631,250

See Notes to Financial Statements.

24	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Refunding	5.000%	6/15/25	$4,545,000	$4,696,394
New Jersey State EDA, Lease Revenue:
Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	6,450,000	7,477,872
State House Project, Series B	5.000%	6/15/43	3,365,000	3,899,328
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	7,500,000	7,788,150	(a)
Continental Airlines Inc. Project	5.625%	11/15/30	1,850,000	1,921,077	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,500,000	1,657,815	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	2,000,000	2,169,680	(a)
United Airlines Project	5.500%	6/1/33	5,000,000	5,121,150	(a)
New Jersey State EFA Revenue, Stevens Institute Of Technology, Green Bonds, Series A	5.000%	7/1/45	3,500,000	4,198,670
New Jersey State Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	8,902,985	(f)
Catholic Health East	4.750%	11/15/29	5,000,000	5,045,900	(f)
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,750,000	2,112,057
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	425,000	511,666
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	7,000,000	8,089,620
University Hospital, Series A, AGM	5.000%	7/1/46	5,000,000	5,589,750
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series A, Refunding	5.000%	12/15/24	7,500,000	8,618,250
Transportation Program, Series AA	5.250%	6/15/41	13,305,000	14,746,464
Transportation Program, Series AA	5.250%	6/15/43	15,900,000	18,716,526
Transportation Program, Series AA	5.000%	6/15/45	5,000,000	5,472,400
Transportation Program, Series AA	5.000%	6/15/46	14,000,000	16,160,620
Transportation Program, Series BB	4.000%	6/15/36	8,250,000	8,868,585
Transportation Program, Series BB	4.000%	6/15/38	850,000	911,897
Transportation System, Series A, Refunding	5.000%	12/15/28	16,600,000	20,227,930
New Jersey State Turnpike Authority Revenue:
Series A	5.000%	1/1/48	5,000,000	6,025,100
Series A, Refunding	5.000%	1/1/35	4,900,000	5,716,046
Series G, Refunding	5.000%	1/1/36	22,270,000	27,030,658

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Rutgers, The State University of New Jersey, GO, Series M, Refunding	5.000%	5/1/33	$4,000,000	$4,769,680
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	2,920,000	3,459,674
Total New Jersey				330,563,240
New York — 9.3%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	6,000,000	7,260,000
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	7,500,000	8,668,950
MTA, NY, Transportation Revenue, Green Bond, Series A-2	5.000%	5/15/30	9,550,000	11,071,601	(b)(c)
Nassau County, NY, General Improvement, GO, Series B, AGM	5.000%	7/1/42	500,000	612,115
New York City, NY, GO, Series D-1	5.000%	3/1/43	3,000,000	3,755,910
New York City, NY, Health & Hospital Corporation Revenue, Health Systems, Series A	5.500%	2/15/23	4,000,000	4,015,040
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2013, Unrefunded	5.000%	6/15/47	1,060,000	1,182,494
Subordinated, Series BB-1	5.000%	6/15/46	8,470,000	10,360,504
New York City, NY, TFA Future Tax Secured Revenue:
Series C-1	4.000%	11/1/42	5,000,000	5,738,450
Subordinated, Series B-1	5.000%	8/1/45	13,900,000	16,661,096
New York State Dormitory Authority Revenue:
Series A, Bidding Group 3	5.000%	3/15/43	10,000,000	12,225,200
Series B, Refunding	5.000%	2/15/43	10,000	13,151	(f)
Series B, Refunding	5.000%	2/15/43	9,390,000	11,315,795
Series E, Refunding	5.000%	3/15/34	25,000,000	29,739,000
New York State Dormitory Authority, Sales Tax Revenue, Series E, Bidding Group 4, Refunding	5.000%	3/15/44	2,050,000	2,529,003
New York State Dormitory Authority, School Districts Revenue Financing Program:
Series A, AGM	5.000%	10/1/29	3,000,000	3,887,550
Series A, AGM	5.000%	10/1/30	5,825,000	7,487,455
Series A, AGM	5.000%	10/1/32	4,000,000	5,066,000
Series A, AGM	5.000%	10/1/33	1,250,000	1,574,675
Series A, AGM	5.000%	10/1/34	1,750,000	2,195,760

See Notes to Financial Statements.

26	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	$9,460,000	$10,039,993	(d)
4 World Trade Center Project, Refunding	5.750%	11/15/51	5,000,000	5,274,950
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	11,450,000	13,137,043
Junior Indebtedness Obligations, Subordinated, Series B	4.000%	1/1/50	5,695,000	6,501,640
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,800,000	1,992,438	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	14,565,000	15,968,046	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	1,075,000	1,172,266	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	2,160,000	2,356,625	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	29,170,000	31,473,847	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	2,825,000	3,029,417	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	14,730,000	15,929,169	(a)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 193, Refunding	5.000%	10/15/30	5,500,000	6,528,885	(a)
Consolidated Series 194, Refunding	5.000%	10/15/34	10,000,000	11,799,900
Consolidated Series 194, Refunding	5.000%	10/15/41	31,650,000	36,936,816	(h)
Consolidated Series 198, Refunding	5.000%	11/15/46	5,000,000	5,950,350
Series 221	4.000%	7/15/55	19,550,000	21,776,158	(a)
Port Authority of New York & New Jersey, Special Obligation Revenue:
JFK International Air Terminal LLC	6.000%	12/1/36	8,000,000	8,097,840
JFK International Air Terminal LLC	6.000%	12/1/42	15,000,000	15,183,450
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	7,750,000	9,810,028

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/54	$6,275,000	$7,257,100
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/54	27,025,000	34,039,879
MTA Bridges & Tunnels, Series C-2	5.000%	11/15/42	9,290,000	11,257,715
Troy, NY, Capital Resource Corp., Revenue:
Rensselaer Polytechnic Institute Project, Series 2020A, Refunding	5.000%	9/1/38	1,300,000	1,579,643
Rensselaer Polytechnic Institute Project, Series 2020A, Refunding	5.000%	9/1/39	1,250,000	1,514,188
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	1,000,000	1,223,520
Total New York				425,190,655
North Carolina — 1.4%
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	4.000%	7/1/44	1,650,000	1,875,043
Charlotte Douglas International Airport	4.000%	7/1/44	2,290,000	2,563,426	(a)
Charlotte Douglas International Airport	5.000%	7/1/49	2,335,000	2,832,542	(a)
Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	8,850,000	10,894,615
Charlotte, NC, Lease Revenue:
COP, Convention Facility Project, Series A, Refunding	5.000%	6/1/46	3,500,000	4,350,045
COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	450,000	514,674
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare System, Series A	5.125%	1/15/37	2,000,000	2,026,120
Carolinas Healthcare System, Series A	5.250%	1/15/42	5,000,000	5,062,550
North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A	6.000%	1/1/26	1,310,000	1,408,709	(f)
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	3,000,000	3,984,900
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/42	1,245,000	1,409,689
Series A, Refunding	5.000%	7/1/47	2,750,000	3,095,675
Series A, Refunding	5.000%	7/1/51	8,445,000	9,481,877
North Carolina State Turnpike Authority, Triangle Expressway System Revenue:
Senior Lien	5.000%	1/1/49	6,500,000	7,786,675
Senior Lien, Refunding	5.000%	1/1/32	1,100,000	1,299,067

See Notes to Financial Statements.

28	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
Senior Lien, Refunding, AGM	5.000%	1/1/39	$700,000	$828,303
Wake County, NC, Limited Obligation Bonds, Series 2019	4.000%	9/1/37	5,000,000	5,993,550
Total North Carolina				65,407,460
Ohio — 1.8%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/37	2,000,000	2,338,200
Senior Bonds, Series A-2, Refunding	4.000%	6/1/38	1,000,000	1,165,470
Senior Bonds, Series A-2, Refunding	4.000%	6/1/39	1,000,000	1,161,870
Senior Bonds, Series A-2, Refunding	4.000%	6/1/48	3,000,000	3,318,630
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	18,140,000	19,954,000
Franklin County, OH, Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	5,000,000	5,995,100
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A, Refunding, FHA	6.600%	8/1/25	340,000	341,948
Indian Creek, OH, Local School District, GO, Series A, SD Credit Program	5.000%	11/1/45	1,320,000	1,616,538
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A	6.000%	11/15/41	5,000,000	5,345,650	(f)
Ohio State Air Quality Development Authority Revenue:
American Electric Company Project, Series A, Refunding	2.500%	10/1/29	7,500,000	7,944,375	(a)(b)(c)
American Electric Company Project, Series B, Refunding	2.500%	10/1/29	1,500,000	1,588,320	(a)(b)(c)
American Electric Company Project, Series D, Refunding	2.100%	10/1/24	24,750,000	25,632,585	(a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	545,000	667,783
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/36	1,000,000	1,216,300
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	2,350,000	2,663,607	(a)
Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,842,836	(a)
Total Ohio				82,793,212

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Oklahoma — 0.0%††
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	$1,896,581	$4,741	*(g)
Oregon — 0.3%
Medford Hospital Facilities Authority Revenue, Asante Projects, Series A, Refunding	5.000%	8/15/50	3,000,000	3,756,300
Oregon State Facilities Authority Revenue, Legacy Health System Project, Series A, Refunding	5.250%	5/1/21	5,000,000	5,155,800
Portland, OR, International Airport Revenue:
Series B, Refunding	5.000%	7/1/37	700,000	888,657
Series B, Refunding	5.000%	7/1/40	600,000	754,596
Series C, Refunding	5.000%	7/1/28	1,100,000	1,383,646	(a)
Tri-County Metropolitan Transportation District of Oregon, Payroll Tax Revenue, Senior Lien, Series A	5.000%	9/1/48	1,000,000	1,224,960
Total Oregon				13,163,959
Pennsylvania — 3.8%
Allegheny County, PA, HDA Revenue:
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/37	4,500,000	5,167,980
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	1,750,000	2,001,965
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	3,750,000	4,277,400
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project, Refunding	6.750%	12/1/27	8,800,000	8,438,056
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project, Refunding	6.750%	6/1/26	15,000,000	14,357,250
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/31	2,000,000	2,524,300
Series 2018	5.000%	6/1/32	1,750,000	2,192,382
Series 2018	5.000%	6/1/34	1,000,000	1,241,070
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/38	10,000,000	10,531,700
Penn State Health	4.000%	11/1/35	1,000,000	1,167,920
Penn State Health	4.000%	11/1/37	2,000,000	2,317,980
Dauphin County, PA, IDA Revenue, Dauphin Consolidated Water Supply, Series A	6.900%	6/1/24	2,400,000	2,895,144	(a)

See Notes to Financial Statements.

30	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	$2,700,000	$2,740,284
Erie City, Erie County, PA, Water Authority, Water Revenue, Refunding	5.000%	12/1/43	2,000,000	2,408,500
General Authority of Southcentral Pennsylvania Revenue, Refunding	4.000%	6/1/49	4,720,000	5,358,144
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre, Series A, Refunding	5.000%	7/1/36	1,710,000	2,003,864
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement-Life Communities, Series C	5.000%	11/15/45	1,500,000	1,776,765
Pennsylvania State Higher EFA Revenue:
Drexel University, Series A	5.125%	5/1/36	9,695,000	10,015,614	(f)
Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	6,750,000	8,190,112
University of Pennsylvania Health Systems Revenue, Series A	5.000%	8/15/24	1,000,000	1,045,470	(f)
University of Pennsylvania Health Systems Revenue, Series A	5.250%	8/15/25	1,750,000	1,833,738	(f)
University of Pennsylvania Health Systems, Series A	5.750%	8/15/41	2,000,000	2,105,200	(f)
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	2,500,000	3,076,800
Series A-1	5.000%	12/1/42	2,500,000	2,979,975
Series A-1	5.000%	12/1/47	3,975,000	4,707,274
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	2,000,000	2,300,200	(a)
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	6,750,000	8,738,752
Philadelphia, PA, GO:
Series B	5.000%	2/1/36	2,000,000	2,526,620
Series B	5.000%	2/1/37	2,400,000	3,020,352
Series B	5.000%	2/1/38	2,250,000	2,822,580
Philadelphia, PA, School District, GO:
Series A, State Aid Withholding	5.000%	9/1/30	2,705,000	3,229,229
Series A, State Aid Withholding	5.000%	9/1/34	810,000	959,162
Series A, State Aid Withholding	5.000%	9/1/35	1,200,000	1,419,060

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	$5,000,000	$6,188,550
Series A	5.000%	7/1/45	6,000,000	6,790,920
Series A, Refunding	5.000%	11/1/50	4,000,000	5,059,960
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	3,500,000	4,252,080
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	10,500,000	12,637,695
University of Pennsylvania Revenue, Tax-Exempt, Series A	5.000%	9/1/47	3,000,000	3,811,350
University of Pittsburgh - Of the Commonwealth System of Higher Education, Series 2019	0.450%	2/15/24	5,000,000	4,991,100	(c)
Total Pennsylvania				174,102,497
Puerto Rico — 2.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	23,155,000	23,820,706
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	3,390,000	2,339,100	*(g)
Series A	5.000%	7/1/42	4,215,000	2,908,350	*(g)
Series A	5.050%	7/1/42	1,950,000	1,345,500	*(g)
Series CCC	5.000%	7/1/21	35,000	24,150	*(g)
Series CCC	4.600%	7/1/24	10,000	6,850	*(g)
Series CCC	5.000%	7/1/24	1,000,000	690,000	*(g)
Series CCC	4.625%	7/1/25	30,000	20,550	*(g)
Series CCC	5.000%	7/1/28	625,000	431,250	*(g)
Series DDD, Refunding	3.300%	7/1/19	20,000	13,150	*(i)
Series DDD, Refunding	3.625%	7/1/21	435,000	290,906	*(g)
Series DDD, Refunding	5.000%	7/1/21	3,550,000	2,449,500	*(g)
Series TT	5.000%	7/1/17	35,000	23,975	*(i)
Series TT	5.000%	7/1/24	120,000	82,800	*(g)
Series TT	5.000%	7/1/37	3,930,000	2,711,700	*(g)
Series WW	5.250%	7/1/33	165,000	114,056	*(g)
Series XX	5.250%	7/1/40	10,850,000	7,500,062	*(g)
Series ZZ, Refunding	5.250%	7/1/23	805,000	555,450	*(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	6,803,000	5,779,761
CAB, Restructured, Series A-1	0.000%	7/1/46	5,550,000	1,592,129

See Notes to Financial Statements.

32	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
CAB, Restructured, Series A-1	0.000%	7/1/51	$47,550,000	$9,829,536
Restructured, Series A-1	4.550%	7/1/40	1,210,000	1,288,626
Restructured, Series A-1	5.000%	7/1/58	15,270,000	16,303,779
Restructured, Series A-2	4.329%	7/1/40	7,454,000	7,826,775
Restructured, Series A-2	4.329%	7/1/40	1,000,000	1,050,010
Restructured, Series A-2A	4.550%	7/1/40	16,210,000	17,263,326
Total Puerto Rico				106,261,997
Rhode Island — 0.1%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/34	1,600,000	1,784,464
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/39	4,000,000	4,408,360
Total Rhode Island				6,192,824
South Carolina — 0.3%
South Carolina State Jobs, EDA Hospital Revenue, Palmetto Health, Series A, Refunding, AGM	6.500%	8/1/39	3,500,000	3,698,870	(f)
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/37	750,000	913,493	(a)
Series 2018	5.000%	7/1/38	1,600,000	1,943,424	(a)
Series 2018	5.000%	7/1/43	4,000,000	4,799,880	(a)
Series 2018	5.000%	7/1/48	2,750,000	3,279,567	(a)
Total South Carolina				14,635,234
South Dakota — 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,775,000	3,307,495
Tennessee — 1.8%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,000,000	2,024,680
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	6,250,000	7,406,250
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bond, Series A	5.000%	7/1/42	2,000,000	2,443,540
Subordinated, Series B	5.000%	7/1/42	2,500,000	3,054,425
Subordinated, Series B, Refunding	5.000%	7/1/46	3,950,000	4,796,880

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Tennessee — continued
Metropolitan Nashville Airport Authority Revenue:
Subordinated, Series B	5.000%	7/1/27	$1,800,000	$2,241,036	(a)
Subordinated, Series B	5.000%	7/1/28	2,800,000	3,545,640	(a)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	33,250,000	38,036,337	(b)(c)
Series A	5.250%	9/1/24	5,040,000	5,939,237
Series C	5.000%	2/1/21	14,615,000	14,882,747
Total Tennessee				84,370,772
Texas — 8.4%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	2,350,000	2,818,731
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	7,300,000	8,482,965
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/39	7,000,000	7,881,160	(a)
Series 2014	5.000%	11/15/44	8,500,000	9,511,500	(a)
Series 2019	5.000%	11/15/31	4,000,000	5,094,560	(a)
Series 2019	5.000%	11/15/36	4,765,000	5,927,898	(a)
Series 2019B	5.000%	11/15/44	3,500,000	4,258,765	(a)
Bexar County Texas Hospital District:
Refunding	5.000%	2/15/32	2,000,000	2,538,740
Refunding	5.000%	2/15/33	2,500,000	3,160,225
Refunding	5.000%	2/15/34	1,000,000	1,260,460
Refunding	5.000%	2/15/37	1,000,000	1,247,980
Refunding	5.000%	2/15/39	2,000,000	2,482,820
Brownsville, TX, Utilities System Revenue, Refunding	3.000%	9/1/50	2,250,000	2,404,440
Central Texas Regional Mobility Authority Revenue:
Refunding	5.000%	1/1/46	4,000,000	4,591,520
Series A, Senior Lien	5.000%	1/1/40	4,000,000	4,571,800
Series A, Senior Lien	5.000%	1/1/45	4,500,000	5,117,040
Central Texas Turnpike System Revenue, Subordinated, Series C, Refunding	5.000%	8/15/42	15,000,000	16,763,850
Dallas, TX, Waterworks & Sewer System Revenue, Series 2017	5.000%	10/1/46	8,000,000	9,892,400

See Notes to Financial Statements.

34	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Flatonia, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	$2,810,000	$3,327,349
Forney, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	1,630,000	1,962,976
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB, Step Bond, Series B (0.000% until 10/1/23, 5.450%)	0.000%	10/1/34	5,000,000	5,795,500
First Tier Toll Revenue, Series A	5.125%	10/1/43	2,000,000	2,082,620
First Tier, Series C, Refunding	4.000%	10/1/45	13,000,000	15,267,070
Subordinated Tier Toll Revenue, Series A	5.000%	10/1/48	7,400,000	9,046,352
Gulf Coast IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,002,750	(a)
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	1,820,000	2,240,147	(j)
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/27	4,000,000	4,517,040
Houston, TX, Airport System Revenue, Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	7,400,000	7,873,748	(a)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	3,000,000	3,452,400
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,175,000	8,209,171
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	710,000	826,284	(a)
Series 2017	5.000%	11/1/36	710,000	819,070	(a)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	4,155,280	(a)
Southwest Airlines Co. Project	5.250%	11/1/40	15,000,000	15,065,700
Matagorda County, TX, Navigation District No 1, PCR, Central Power and Light Company Project, Series A	2.600%	11/1/29	5,000,000	5,176,900
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project	5.000%	4/1/46	5,500,000	6,382,530

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, MRC Crestview, Refunding	5.000%	11/15/46	$1,550,000	$1,593,974
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/46	2,100,000	2,055,123
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/51	1,700,000	1,603,168
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series B	5.000%	7/1/46	1,700,000	1,436,857
North Texas Tollway Authority Revenue:
Series A, Refunding	4.000%	1/1/39	5,000,000	5,556,200
Series B, Refunding	5.000%	1/1/40	11,205,000	12,133,894
Series B, Refunding	5.000%	1/1/45	11,000,000	12,593,020
Prosper, TX, ISD, GO, School Building, Series B, PSF - GTD	2.000%	8/15/23	6,000,000	6,241,440	(b)(c)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	500,000	545,445
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	41,205,000	48,771,474
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue:
Series 2012	5.000%	12/15/29	10,000,000	10,715,000
Series 2012	5.000%	12/15/30	15,000,000	16,039,050
Series 2012	5.000%	12/15/31	10,000,000	10,670,800
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Segment 3C Project	5.000%	6/30/58	25,000,000	29,360,000	(a)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	9,000,000	9,465,840	(a)
Texas State Public Finance Authority Lease Revenue:
Series A, Refunding	4.000%	2/1/37	3,350,000	4,038,392
Series A, Refunding	4.000%	2/1/38	5,000,000	6,008,650
Series A, Refunding	4.000%	2/1/39	1,125,000	1,348,020
West Harris County, TX, Regional Water Authority Revenue, Series 2019	4.000%	12/15/49	3,750,000	4,419,675

See Notes to Financial Statements.

36	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	$2,550,000	$2,022,456	*(d)(g)
Subordinate, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	850,000	520,498	*(g)
Total Texas				386,348,717
U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	6,245,000	6,146,391
Matching Fund Loan, Subordinated Lien, Series B	5.250%	10/1/29	200,000	196,594
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	4,915,000	4,699,625
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	4,200,000	4,201,722
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	1,300,000	1,300,663
Total U.S. Virgin Islands				16,544,995
Utah — 0.6%
Salt Lake City, UT, Airport Revenue:
Series A	5.000%	7/1/36	4,800,000	5,720,256	(a)
Series A	5.000%	7/1/37	3,500,000	4,159,645	(a)
Utah Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/24	1,515,000	1,614,778
Series 2019	5.000%	10/15/26	1,115,000	1,273,932
Series 2019	4.000%	10/15/30	2,025,000	2,206,501
Series 2019	4.000%	10/15/34	1,000,000	1,062,340
Series 2019	4.000%	10/15/39	1,750,000	1,831,462
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,750,000	2,013,130
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	3,750,000	4,290,337
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	1,150,000	1,352,481
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	1,200,000	1,403,664
Total Utah				26,928,526

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Vermont — 0.1%
University of Vermont & State Agricultural College, Green Bonds, Series A	5.000%	10/1/49	$2,500,000	$3,056,800
Vermont State Student Assistance Corp., Education Loan Revenue, Series B, Class A-2 (3 mo. LIBOR + 3.000%)	3.249%	12/3/35	1,466,464	1,491,291	(a)(c)
Total Vermont				4,548,091
Virginia — 1.2%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	1,650,000	2,018,527
Virginia Hospital Center, Refunding	5.000%	7/1/27	1,000,000	1,265,220
Virginia Hospital Center, Refunding	5.000%	7/1/31	1,200,000	1,597,824
Virginia Hospital Center, Refunding	5.000%	7/1/36	2,000,000	2,585,820
Virginia Hospital Center, Refunding	4.000%	7/1/38	850,000	1,000,017
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	2,000,000	2,096,640	(f)
Virginia Public School Authority Revenue, Series B, Refunding	5.000%	8/1/28	3,120,000	4,163,484
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	6,940,000	8,315,786	(a)
Series B, Refunding	5.000%	7/1/45	9,730,000	11,586,873	(a)
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	10,200,000	11,598,114
Senior Lien, Elizabeth River Crossing Opco LLC Project	5.000%	7/1/27	3,000,000	3,167,340	(a)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.250%	1/1/32	5,000,000	5,271,900	(a)
Total Virginia				54,667,545
Washington — 1.9%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/33	3,750,000	4,615,350	(a)
Series 2019	5.000%	4/1/34	4,000,000	4,905,200	(a)
Series 2019	5.000%	5/1/43	8,500,000	9,830,675	(a)
Series 2019	4.000%	4/1/44	2,500,000	2,694,175	(a)
Series 2019	5.000%	4/1/44	4,000,000	4,761,840	(a)

See Notes to Financial Statements.

38	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Washington — continued
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	$2,000,000	$2,359,340	(b)(c)
Commonspirit Health, Series B-2, Refunding	5.000%	8/1/25	4,000,000	4,616,240	(b)(c)
Seattle Cancer Care Alliance, Refunding	4.000%	9/1/50	18,050,000	20,448,484
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	7,400,000	9,205,082
Swedish Health Services, Series A	6.250%	11/15/41	21,550,000	22,455,747	(f)
Washington State HFC Revenue, Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/51	3,250,000	3,269,045	(d)
Total Washington				89,161,178
West Virginia — 0.2%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	7,050,000	8,996,787	(b)(c)
Wisconsin — 0.8%
La Crosse, WI, Resource Recovery Revenue, Northern States Power Co. Project, Refunding	6.000%	11/1/21	3,275,000	3,478,181	(a)
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	12,000,000	14,505,600
Public Finance Authority, WI, Limited Obligation Pilot Revenue:
American Dream @ Meadowlands Project, Series 2017	5.000%	12/1/27	6,350,000	5,594,033	(d)
American Dream @ Meadowlands Project, Series 2017	7.000%	12/1/50	8,100,000	7,041,573	(d)
Public Finance Authority, WI, Retirement Communities Revenue, Acts Retirement Life Communities, Inc., Series A	5.000%	11/15/41	1,750,000	2,074,170
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	1,750,000	2,149,700
Total Wisconsin				34,843,257
Total Investments before Short-Term Investments (Cost — $4,146,815,212)				4,486,304,053
Short-Term Investments — 2.1%
Municipal Bonds — 2.1%
Arizona — 0.1%
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Company	0.010%	11/15/52	3,795,000	3,795,000	(k)(l)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — 0.2%
Abag Finance Authority for Nonprofit Corp., Sharp Healthcare, Series C, LOC - Citibank N.A.	0.070%	8/1/35	$500,000	$500,000	(k)(l)
California State MFA Revenue, Chevron USA Inc. Project, Series A	0.010%	11/1/35	600,000	600,000	(k)(l)
California State, GO:
Kindergarten-University Public Education Facilities, Series B-5, LOC - U.S. Bank N.A.	0.010%	5/1/34	2,900,000	2,900,000	(k)(l)
Series B-1, LOC - Citibank N.A.	0.010%	5/1/34	150,000	150,000	(k)(l)
Series B-3, LOC - Citibank N.A.	0.010%	5/1/34	660,000	660,000	(k)(l)
Regents of the University of California Medical Center Pooled Revenue, Series O-2, Refunding	0.010%	5/15/45	2,200,000	2,200,000	(k)(l)
University of California, CA, Revenue:
Series AL-3, Refunding	0.010%	5/15/48	500,000	500,000	(k)(l)
Series AL-4, Refunding	0.010%	5/15/48	100,000	100,000	(k)(l)
Total California				7,610,000
Connecticut — 0.1%
Connecticut State HEFA Revenue, Yale University, Series V-1	0.010%	7/1/36	2,500,000	2,500,000	(k)(l)
Delaware — 0.0%††
University of Delaware Revenue, Series C, Refunding, SPA - TD Bank N.A.	0.030%	11/1/37	700,000	700,000	(k)(l)
Florida — 0.0%††
Hillsborough County, FL, IDA, Healthcare System Revenue, Baycare Health System, Series B, Refunding, LOC - TD Bank N.A.	0.020%	11/1/38	800,000	800,000	(k)(l)
Illinois — 0.1%
Illinois State Finance Authority Revenue:
Latin School Project, Series B, LOC - JPMorgan Chase & Co.	0.100%	8/1/35	860,000	860,000	(k)(l)
University of Chicago Medical Center, Series B, LOC - Wells Fargo Bank N.A.	0.030%	8/1/44	1,900,000	1,900,000	(k)(l)
Total Illinois				2,760,000
Indiana — 0.0%††
Indiana State Finance Authority Hospital Revenue, Parkview Health System Obligated Group, Series B, Refunding, LOC - Wells Fargo Bank N.A.	0.030%	11/1/39	1,900,000	1,900,000	(k)(l)

See Notes to Financial Statements.

40	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Minnesota — 0.1%
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	0.030%	11/15/48	$2,400,000	$2,400,000	(k)(l)
Mississippi — 0.3%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series B	0.030%	12/1/30	250,000	250,000	(k)(l)
Chevron USA Inc. Project, Series B	0.030%	11/1/35	300,000	300,000	(k)(l)
Chevron USA Inc. Project, Series C	0.030%	12/1/30	100,000	100,000	(k)(l)
Chevron USA Inc. Project, Series E	0.030%	12/1/30	8,900,000	8,900,000	(k)(l)
Chevron USA Inc. Project, Series G	0.030%	11/1/35	1,000,000	1,000,000	(k)(l)
Chevron USA Inc. Project, Series G	0.030%	11/1/35	2,550,000	2,550,000	(k)(l)
Chevron USA Inc. Project, Series I	0.030%	11/1/35	1,510,000	1,510,000	(k)(l)
Chevron USA Inc. Project, Series K	0.030%	11/1/35	100,000	100,000	(k)(l)
Total Mississippi				14,710,000
New Hampshire — 0.0%††
New Hampshire State Health and Education Facilities Authority Revenue, University System of New Hampshire, Series B, SPA - State Street Bank & Trust Co.	0.030%	7/1/33	400,000	400,000	(k)(l)
New York — 0.8%
Dutchess County, NY, IDA Revenue, Marist College Civic Facility, Series A, LOC - TD Bank N.A.	0.090%	7/1/38	300,000	300,000	(k)(l)
MTA, NY, Dedicated Tax Revenue, Series A-1, Refunding, LOC - TD Bank N.A.	0.020%	11/1/31	1,900,000	1,900,000	(k)(l)
Nassau County, NY, Industrial Development Agency Revenue, Cold Spring Harbor Laboratory, Refunding, SPA - TD Bank N.A.	0.010%	1/1/34	2,450,000	2,450,000	(k)(l)
New York City, NY, GO:
Subordinated, Subseries I-4, LOC - TD Bank N.A.	0.020%	4/1/36	1,300,000	1,300,000	(k)(l)
Subseries E-5, LOC - TD Bank N.A.	0.020%	3/1/48	1,600,000	1,600,000	(k)(l)
Subseries G-6, LOC - Mizuho Bank Ltd.	0.020%	4/1/42	10,230,000	10,230,000	(k)(l)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.030%	6/15/33	6,850,000	6,850,000	(k)(l)
New York City, NY, TFA Revenue Future Tax Secured:
Series A, Refunding, SPA - TD Bank N.A.	0.020%	11/1/29	640,000	640,000	(k)(l)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Subordinated, Series A, SPA - JPMorgan Chase & Co.	0.020%	8/1/45	$565,000	$565,000	(k)(l)
Subordinated, Subseries B-4, SPA - JPMorgan Chase & Co.	0.020%	8/1/42	590,000	590,000	(k)(l)
New York State Dormitory Authority Revenue, University of Rochester, Series B, LOC - HSBC Bank USA N.A.	0.020%	7/1/33	300,000	300,000	(k)(l)
New York State HFA Revenue:
350 West 43rd Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.060%	11/1/34	1,500,000	1,500,000	(a)(k)(l)
455 West 37th Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.060%	5/1/41	3,400,000	3,400,000	(a)(k)(l)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series C, Refunding, LOC - State Street Bank & Trust Co.	0.020%	1/1/32	2,500,000	2,500,000	(k)(l)
Series F, Refunding, LOC - Citibank N.A.	0.020%	11/1/32	800,000	800,000	(k)(l)
Subseries B-2, Refunding, LOC - Citibank N.A.	0.020%	1/1/32	350,000	350,000	(k)(l)
Subseries B-3, Refunding, LOC - State Street Bank & Trust Co.	0.030%	1/1/32	2,300,000	2,300,000	(k)(l)
Total New York				37,575,000
North Carolina — 0.0%††
University of North Carolina at Chapel Hill, Series A, Refunding, SPA - Landesbank Hessen-Thueringen	0.040%	2/15/31	1,300,000	1,300,000	(k)(l)
Oregon — 0.1%
Oregon State Facilities Authority Revenue:
Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	0.030%	8/1/34	2,000,000	2,000,000	(k)(l)
Peacehealth, Series B, Refunding, LOC -TD Bank N.A.	0.020%	8/1/34	1,000,000	1,000,000	(k)(l)
Total Oregon				3,000,000
Pennsylvania — 0.0%††
Lancaster County, PA, Hospital Authority Revenue, Series D, Refunding, LOC - JPMorgan Chase & Co.	0.030%	7/1/34	200,000	200,000	(k)(l)
Texas — 0.2%
Harris County, TX, Education Facilities Finance Corp. Revenue, Houston Methodist, Series B, Refunding	0.020%	12/1/59	5,200,000	5,200,000	(k)(l)

See Notes to Financial Statements.

42	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System, Series A-2, Refunding	0.020%	12/1/41	$120,000	$120,000	(k)(l)
Harris County, TX, Industrial Development Corp. Revenue, ExxonMobil Corp. Project	0.050%	8/15/27	2,900,000	2,900,000	(a)(k)(l)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue, ExxonMobil Corp., Series A, Refunding	0.030%	11/1/29	400,000	400,000	(k)(l)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, LOC - TD Bank N.A.	0.020%	11/15/50	400,000	400,000	(k)(l)
Total Texas				9,020,000
Utah — 0.1%
Utah County, UT, Hospital Revenue, Series C, SPA - TD Bank N.A.	0.020%	5/15/58	5,625,000	5,625,000	(k)(l)
Virginia — 0.0%††
Loudoun County, VA, Sanitation Authority Water & Sewer Revenue, Parity Indebtedness, SPA - Bank of America N.A.	0.060%	1/1/30	395,000	395,000	(k)(l)
Total Short-Term Investments (Cost — $94,690,000)				94,690,000
Total Investments — 100.0% (Cost — $4,241,505,212)				4,580,994,053
Other Assets in Excess of Liabilities — 0.0%††				815,708
Total Net Assets — 100.0%				$4,581,809,761

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset Managed Municipals Fund

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	The coupon payment on these securities is currently in default as of August 31, 2020.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)	The maturity principal is currently in default as of August 31, 2020.

(j)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(k)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

44	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

Western Asset Managed Municipals Fund

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

BAN	— Bond Anticipation Notes

CAB	— Capital Appreciation Bonds

CDA	— Communities Development Authority

COP	— Certificates of Participation

CSCE	— Charter School Credit Enhancement

CWA	— Clean Water Act

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EDC	— Economic Development Corporation

EDR	— Economic Development Revenue

EFA	— Educational Facilities Authority

FHA	— Federal Housing Administration — Insured Bonds

GO	— General Obligation

GTD	— Guaranteed

HDA	— Housing Development Authority

HDC	— Housing Development Corporation

HEFA	— Health & Educational Facilities Authority

HFA	— Housing Finance Agency

HFC	— Housing Finance Commission

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

ISD	— Independent School District

LIBOR	— London Interbank Offered Rate

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

PCFA	— Pollution Control Financing Authority

PCR	— Pollution Control Revenue

PEA	— Public Energy Authority

PFA	— Public Facilities Authority

PFC	— Public Facilities Corporation

PSF	— Permanent School Fund

SD	— School District

SIFMA	— Securities Industry and Financial Markets Association

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TFA	— Transitional Finance Authority

USD	— Unified School District

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

August 31, 2020

Western Asset Managed Municipals Fund

At August 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	340	12/20	$76,116,514	$75,108,125	$1,008,389

See Notes to Financial Statements.

46	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2020

Assets:
Investments, at value (Cost — $4,241,505,212)	$4,580,994,053
Cash	96,302
Interest receivable	45,973,103
Receivable for Fund shares sold	3,065,251
Prepaid expenses	131,944
Total Assets	4,630,260,653

Liabilities:
Payable for securities purchased	28,770,748
Payable for Fund shares repurchased	13,245,582
Distributions payable	2,872,479
Investment management fee payable	1,522,365
Payable to broker — net variation margin on open futures contracts	881,875
Service and/or distribution fees payable	516,012
Trustees’ fees payable	28,359
Accrued expenses	613,472
Total Liabilities	48,450,892
Total Net Assets	$4,581,809,761

Net Assets:
Par value (Note 7)	$2,809
Paid-in capital in excess of par value	4,348,549,254
Total distributable earnings (loss)	233,257,698
Total Net Assets	$4,581,809,761

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	47

Statement of assets and liabilities (unaudited) (cont’d)

August 31, 2020

Net Assets:
Class 1	$18,096,067
Class A	$3,264,847,818
Class C	$169,385,090
Class I	$1,072,669,281
Class IS	$56,811,505

Shares Outstanding:
Class 1	1,113,676
Class A	200,274,677
Class C	10,384,117
Class I	65,694,469
Class IS	3,479,828

Net Asset Value:
Class 1 (and redemption price)	$16.25
Class A (and redemption price)	$16.30
Class C*	$16.31
Class I (and redemption price)	$16.33
Class IS (and redemption price)	$16.33
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$17.02

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

48	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2020

Investment Income:
Interest	$79,485,341

Expenses:
Investment management fee (Note 2)	8,925,938
Service and/or distribution fees (Notes 2 and 5)	3,085,291
Transfer agent fees (Note 5)	1,673,820
Registration fees	84,689
Legal fees	60,354
Fund accounting fees	59,685
Trustees’ fees	48,642
Audit and tax fees	38,703
Commitment fees (Note 8)	34,067
Shareholder reports	30,250
Insurance	28,118
Custody fees	20,729
Miscellaneous expenses	22,966
Total Expenses	14,113,252
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(294,462)
Net Expenses	13,818,790
Net Investment Income	65,666,551

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions	(22,681,225)
Futures contracts	(25,972,004)
Net Realized Loss	(48,653,229)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(158,643,097)
Futures contracts	3,620,948
Change in Net Unrealized Appreciation (Depreciation)	(155,022,149)
Net Loss on Investments and Futures Contracts	(203,675,378)
Decrease in Net Assets From Operations	$(138,008,827)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	49

Statements of changes in net assets

For the Six Months Ended August 31, 2020 (unaudited) and the Year Ended February 29, 2020	August 31	February 29

Operations:
Net investment income	$65,666,551	$157,375,527
Net realized gain (loss)	(48,653,229)	17,635,259
Change in net unrealized appreciation (depreciation)	(155,022,149)	282,060,343
Increase (Decrease) in Net Assets From Operations	(138,008,827)	457,071,129

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(64,814,092)	(156,724,103)
Decrease in Net Assets From Distributions to Shareholders	(64,814,092)	(156,724,103)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	690,793,146	1,208,966,673
Reinvestment of distributions	46,785,183	106,388,823
Cost of shares repurchased	(1,081,014,799)	(1,043,812,714)
Increase (Decrease) in Net Assets From Fund Share Transactions	(343,436,470)	271,542,782
Increase (Decrease) in Net Assets	(546,259,389)	571,889,808

Net Assets:
Beginning of period	5,128,069,150	4,556,179,342
End of period	$4,581,809,761	$5,128,069,150

See Notes to Financial Statements.

50	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class 1 Shares[1]	2020[2]	2020[3]	2019	2018	2017	2016[3]

Net asset value, beginning of period	$16.84	$15.84	$15.97	$16.15	$16.71	$16.89

Income (loss) from operations:
Net investment income	0.24	0.54	0.63	0.64	0.63	0.64
Net realized and unrealized gain (loss)	(0.59)	1.00	(0.13)	(0.17)	(0.56)	(0.18)
Total income (loss) from operations	(0.35)	1.54	0.50	0.47	0.07	0.46

Less distributions from:
Net investment income	(0.24)	(0.54)	(0.63)	(0.65)	(0.63)	(0.64)
Total distributions	(0.24)	(0.54)	(0.63)	(0.65)	(0.63)	(0.64)

Net asset value, end of period	$16.25	$16.84	$15.84	$15.97	$16.15	$16.71
Total return[4]	(2.02)%	9.88%	3.19%	2.89%	0.38%	2.81%

Net assets, end of period (000s)	$18,096	$19,140	$18,670	$20,074	$21,287	$22,993

Ratios to average net assets:
Gross expenses	0.51%[5]	0.53%	0.56%	0.56%	0.56%	0.57%
Net expenses[6]	0.51 [5,7]	0.52 [7]	0.56	0.56	0.56	0.57
Net investment income	3.05 [5]	3.34	3.98	3.95	3.80	3.86

Portfolio turnover rate	17%	31%	23%	14%	17%	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2020 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	51

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2020[2]	2020[3]	2019	2018	2017	2016[3]

Net asset value, beginning of period	$16.89	$15.89	$16.03	$16.20	$16.76	$16.95

Income (loss) from operations:
Net investment income	0.23	0.52	0.61	0.62	0.62	0.63
Net realized and unrealized gain (loss)	(0.59)	1.00	(0.14)	(0.16)	(0.57)	(0.19)
Total income (loss) from operations	(0.36)	1.52	0.47	0.46	0.05	0.44

Less distributions from:
Net investment income	(0.23)	(0.52)	(0.61)	(0.63)	(0.61)	(0.63)
Total distributions	(0.23)	(0.52)	(0.61)	(0.63)	(0.61)	(0.63)

Net asset value, end of period	$16.30	$16.89	$15.89	$16.03	$16.20	$16.76
Total return[4]	(2.13)%	9.78%	2.99%	2.83%	0.29%	2.66%

Net assets, end of period (millions)	$3,265	$3,618	$2,991	$3,089	$3,004	$3,027

Ratios to average net assets:
Gross expenses	0.64%[5]	0.66%	0.70%	0.68%	0.66%	0.66%
Net expenses	0.64 [5,6,7]	0.66 [6,7]	0.70 [7]	0.68 [7]	0.66	0.66
Net investment income	2.92 [5]	3.18	3.86	3.83	3.70	3.77

Portfolio turnover rate	17%	31%	23%	14%	17%	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2020 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.77%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

52	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2020[2]	2020[3]	2019	2018	2017	2016[3]

Net asset value, beginning of period	$16.91	$15.90	$16.04	$16.21	$16.77	$16.96

Income (loss) from operations:
Net investment income	0.19	0.45	0.53	0.53	0.52	0.54
Net realized and unrealized gain (loss)	(0.60)	0.99	(0.15)	(0.16)	(0.56)	(0.20)
Total income (loss) from operations	(0.41)	1.44	0.38	0.37	(0.04)	0.34

Less distributions from:
Net investment income	(0.19)	(0.43)	(0.52)	(0.54)	(0.52)	(0.53)
Total distributions	(0.19)	(0.43)	(0.52)	(0.54)	(0.52)	(0.53)

Net asset value, end of period	$16.31	$16.91	$15.90	$16.04	$16.21	$16.77
Total return[4]	(2.41)%	9.17%	2.43%	2.26%	(0.27)%	2.08%

Net assets, end of period (millions)	$169	$257	$478	$600	$684	$737

Ratios to average net assets:
Gross expenses	1.21%[5]	1.22%	1.25%	1.24%	1.23%	1.23%
Net expenses	1.21 [5,6,7]	1.22 [6,7]	1.25	1.24 [7]	1.23	1.23
Net investment income	2.36 [5]	2.72	3.29	3.27	3.13	3.20

Portfolio turnover rate	17%	31%	23%	14%	17%	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2020 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.32%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	53

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2020[2]	2020[3]	2019	2018	2017	2016[3]

Net asset value, beginning of period	$16.92	$15.92	$16.05	$16.23	$16.79	$16.97

Income (loss) from operations:
Net investment income	0.25	0.55	0.64	0.65	0.63	0.64
Net realized and unrealized gain (loss)	(0.59)	1.00	(0.14)	(0.18)	(0.56)	(0.18)
Total income (loss) from operations	(0.34)	1.55	0.50	0.47	0.07	0.46

Less distributions from:
Net investment income	(0.25)	(0.55)	(0.63)	(0.65)	(0.63)	(0.64)
Total distributions	(0.25)	(0.55)	(0.63)	(0.65)	(0.63)	(0.64)

Net asset value, end of period	$16.33	$16.92	$15.92	$16.05	$16.23	$16.79
Total return[4]	(1.97)%	9.88%	3.21%	2.89%	0.38%	2.81%

Net assets, end of period (millions)	$1,073	$1,172	$1,043	$1,267	$1,035	$1,067

Ratios to average net assets:
Gross expenses	0.50%[5]	0.52%	0.55%	0.55%	0.58%	0.58%
Net expenses[6]	0.45 [5,7]	0.49 [7]	0.55	0.55	0.58	0.58
Net investment income	3.11 [5]	3.36	3.99	3.95	3.78	3.85

Portfolio turnover rate	17%	31%	23%	14%	17%	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2020 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.60%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

54	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class IS Shares[1]	2020[2]	2020[3]	2019[4]

Net asset value, beginning of period	$16.92	$15.92	$16.04

Income (loss) from operations:
Net investment income	0.25	0.55	0.62
Net realized and unrealized gain (loss)	(0.59)	1.01	(0.13)
Total income (loss) from operations	(0.34)	1.56	0.49

Less distributions from:
Net investment income	(0.25)	(0.56)	(0.61)
Total distributions	(0.25)	(0.56)	(0.61)

Net asset value, end of period	$16.33	$16.92	$15.92
Total return[5]	(1.96)%	9.94%	3.15%

Net assets, end of period (000s)	$56,812	$61,135	$25,441

Ratios to average net assets:
Gross expenses	0.42%[6]	0.45%	0.48%[6]
Net expenses[7]	0.42 [6,8]	0.44 [8]	0.48 [6]
Net investment income	3.14 [6]	3.34	4.15 [6]

Portfolio turnover rate	17%	31%	23%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2020 (unaudited).

[3]	For the year ended February 29.

[4]	For the period March 16, 2018 (inception date) to February 28, 2019.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.42%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.50%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	For the year ended February 28, 2019.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	55

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence

56	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$4,486,304,053	—	$4,486,304,053
Short-term investments†	—	94,690,000	—	94,690,000
Total investments	—	$4,580,994,053	—	$4,580,994,053
Other financial instruments:
Futures contracts	$1,008,389	—	—	$1,008,389
Total	$1,008,389	$4,580,994,053	—	$4,582,002,442

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions,

58	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any,

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of August 31, 2020, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 29, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal

60	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. As of July 31, 2020, LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Prior to July 31, 2020, LMPFA and Western Asset were wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July 31, 2020, Legg Mason is a subsidiary of Franklin Resources.

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.77%, 1.32%, 0.45% and 0.42%, respectively. In addition, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares and the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

During the six months ended August 31, 2020, fees waived and/or expenses reimbursed amounted to $294,462.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at August 31, 2020, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class I	Class IS
Expires February 28, 2023	$285,746	$770
Total fee waivers/expense reimbursements subject to recapture	$285,746	$770

For the six months ended August 31, 2020, LMPFA did not recapture any fees.

As of July 31, 2020, Legg Mason Investor Services, LLC (“LMIS”) is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources and serves as the Fund’s sole and exclusive distributor. Prior to July 31, 2020, LMIS was a wholly-owned broker-dealer subsidiary of Legg Mason.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$(13,874)	—
CDSCs	25,580	$5,528

As of July 31, 2020, all officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust. Prior to July 31, 2020, all officers and one Trustee of the Trust were employees of Legg Mason and did not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the

62	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

current market price. For the six months ended August 31, 2020, such purchase and sale transactions (excluding accrued interest) were $227,270,000 and $232,675,000, respectively.

3. Investments

During the six months ended August 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$760,724,883
Sales	1,172,060,034

At August 31, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$4,241,505,212	$355,714,924	$(16,226,083)	$339,488,841
Futures contracts	—	1,008,389	—	1,008,389

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2020.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$1,008,389

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	63

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(25,972,004)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$3,620,948

During the six months ended August 31, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$137,253,116

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended August 31, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class 1	—		$8,289
Class A	$2,341,536	†	1,120,655
Class C	743,755	†	95,891
Class I	—		448,048
Class IS	—		937
Total	$3,085,291		$1,673,820

†

Amounts shown are exclusive of expense reimbursements. For the six months ended August 31, 2020, the service and/or distribution fees reimbursed amounted to $124 and $125 for Class A and Class C shares, respectively.

64	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

For the six months ended August 31, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$31
Class A	5,487
Class C	522
Class I	287,563
Class IS	859
Total	$294,462

6. Distributions to shareholders by class

	Six Months Ended August 31, 2020	Year Ended February 29, 2020
Net Investment Income:
Class 1	$270,623	$622,453
Class A	44,996,165	108,853,180
Class C	2,469,418	8,876,317
Class I	16,228,224	37,024,227
Class IS	849,662	1,347,926
Total	$64,814,092	$156,724,103

7. Shares of beneficial interest

At August 31, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2020		Year Ended February 29, 2020
	Shares	Amount	Shares	Amount
Class 1
Shares sold	3	$53	—	—
Shares issued on reinvestment	17,086	270,606	38,066	$622,453
Shares repurchased	(40,074)	(633,475)	(80,041)	(1,297,746)
Net decrease	(22,985)	$(362,816)	(41,975)	$(675,293)

Class A
Shares sold	33,284,775	$531,718,095	52,662,406	$856,978,934
Shares issued on reinvestment	1,926,674	30,615,054	4,160,672	68,247,012
Shares repurchased	(49,092,395)	(770,860,692)	(30,877,855)	(506,331,370)
Net increase (decrease)	(13,880,946)	$(208,527,543)	25,945,223	$418,894,576

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	65

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended August 31, 2020		Year Ended February 29, 2020
	Shares	Amount	Shares	Amount

Class C
Shares sold	381,800	$6,059,291	1,687,358	$27,591,386
Shares issued on reinvestment	119,627	1,899,460	420,899	6,884,532
Shares repurchased	(5,345,935)	(85,569,932)	(16,943,183)	(275,696,755)
Net decrease	(4,844,508)	$(77,611,181)	(14,834,926)	$(241,220,837)

Class I
Shares sold	8,951,723	$142,576,920	17,391,984	$284,918,977
Shares issued on reinvestment	830,021	13,208,530	1,788,332	29,380,506
Shares repurchased	(13,371,258)	(210,991,404)	(15,415,605)	(252,792,425)
Net increase (decrease)	(3,589,514)	$(55,205,954)	3,764,711	$61,507,058

Class IS
Shares sold	661,564	$10,438,787	2,408,378	$39,477,376
Shares issued on reinvestment	49,704	791,533	76,233	1,254,320
Shares repurchased	(844,838)	(12,959,296)	(469,741)	(7,694,418)
Net increase (decrease)	(133,570)	$(1,728,976)	2,014,870	$33,037,278

8. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust and Legg Mason Partners Variable Income Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 16, 2020. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets; there is no upfront fee. For the six months ended August 31, 2020, the Fund incurred a commitment fee in the amount of $34,067. The Fund did not utilize the Redemption Facility during the six months ended August 31, 2020.

9. Deferred capital losses

As of February 29, 2020, the Fund had deferred capital losses of $66,301,885, which have no expiration date, that will be available to offset future taxable capital gains.

10. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the

66	Western Asset Managed Municipals Fund 2020 Semi-Annual Report

global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

Western Asset Managed Municipals Fund 2020 Semi-Annual Report	67

Board approval of new management and

new subadvisory agreements (unaudited)

On February 18, 2020, Franklin Resources, Inc., a global investment management organization operating, together with its subsidiaries, as Franklin Templeton (“Franklin Templeton”), and Legg Mason, Inc. (“Legg Mason”) announced that they entered into a definitive agreement (the “Transaction Agreement”) for Franklin Templeton to acquire Legg Mason in an all-cash transaction (the “Transaction”). The Transaction closed on July 31, 2020. As part of this transaction, the Fund’s manager, Legg Mason Partners Fund Advisor, LLC (the “Manager”), and the Fund’s subadviser, Western Asset Management Company, LLC (the “Subadviser,” and collectively with the Manager, the “Advisers”), each a wholly owned subsidiary of Legg Mason, became wholly owned subsidiaries of Franklin Templeton. Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Transaction resulted in the automatic termination of the Fund’s management agreement with the Manager that was in place prior to the closing of the Transaction (the “Existing Management Agreement”) and the sub-advisory agreement between the Manager and the Subadviser that was in place prior to the closing of the Transaction (the “Existing Sub-advisory Agreement,” and, collectively, the “Existing Agreements”).

At a meeting of the Board of Trustees of Legg Mason Partners Income Trust (the “Trust”) held on April 14, 2020,1 the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the 1940 Act, approved a new management agreement (the “New Management Agreement”) between the Trust and the Manager with respect to Western Asset Managed Municipals Fund (the “Fund”), a series of the Trust, and the new sub-advisory agreement (the “New Sub-Advisory Agreement,” and collectively, the “New Agreements”) between the Manager and the Subadviser with respect to the Fund. The Board also authorized the Fund’s officers to submit the New Agreements to Fund shareholders for their approval. Fund shareholders were sent notice of the shareholder meeting and a proxy statement in April, 2020. Shareholders of the Fund have approved the New Agreements.

Background

On March 9, 2020, during a telephonic meeting, members of the Board discussed with Legg Mason management and certain Franklin Templeton representatives the Transaction and Franklin Templeton’s plans and intentions regarding the Legg Mason funds and Legg Mason’s asset management business, including the preservation and continued investment autonomy of the investment advisory businesses conducted by the Subadviser and the combination of Legg Mason’s and Franklin Templeton’s distribution resources.

[1]

This meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order is necessary and appropriate due to circumstances related to current or potential effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

68	Western Asset Managed Municipals Fund

On April 8, 2020, the Independent Trustees met with representatives of Legg Mason to discuss the Transaction and the New Agreements. In addition, the Independent Trustees met separately, with the assistance of their independent legal counsel, to discuss and evaluate the information provided and to consider what additional information was desired.

The Independent Trustees considered, among other things, whether it would be in the best interests of the Fund and its respective shareholders to approve the New Agreements, and the anticipated impacts of the Transaction on the Fund and its shareholders. To assist the Board in its consideration of the New Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and asset management capabilities and organization, and Franklin Templeton and Legg Mason provided materials and information about the Transaction.

Before or during the April 14, 2020 meeting, the Board sought additional information as it deemed necessary and appropriate. In connection with the Board’s consideration of the New Agreements, the Independent Trustees worked with their independent legal counsel to prepare requests for information that were submitted to Franklin Templeton and Legg Mason. The Board requested information relevant to the consideration of the New Agreements, distribution arrangements, and other anticipated impacts of the Transaction on the Fund and its shareholders. Franklin Templeton and Legg Mason provided documents and information in response to the request for information. Following their review of this information, the Independent Trustees submitted supplemental due diligence requests for additional information to Franklin Templeton and Legg Mason. Franklin Templeton and Legg Mason provided further information in response to this supplemental diligence request, which the Board reviewed. Senior management representatives from Franklin Templeton and Legg Mason participated in a portion of the meeting and addressed various questions raised by the Board.

At the April 14, 2020 meeting, representatives of Legg Mason (including representatives of the Advisers) and Franklin Templeton made presentations to, and responded to questions from, the Board. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive session with their counsel to consider the New Agreements.

The Board’s evaluation of the New Agreements reflected the information provided specifically in connection with its review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the Existing Agreements at in-person meetings held in November 2019 and at other prior Board meetings.

Among other things, the Board considered:

Western Asset Managed Municipals Fund	69

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

(i)	the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries;

(ii)	that Franklin Templeton informed the Board of its intent to maintain the investment autonomy of the Legg Mason investment advisory subsidiaries;

(iii)

that Franklin Templeton and Legg Mason informed the Board that, following the Transaction, there would not be any expected diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, and represented that there were not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction;

(iv)

that Franklin Templeton and Legg Mason informed the Board regarding transition plans, including Legg Mason’s provision of retention incentives for certain Legg Mason corporate personnel prior to the closing of the Transaction, and Franklin Templeton’s provision of long-term retention mechanisms for certain personnel following the closing;

(v)	that no changes to the Fund’s custodian or other service providers were expected as a result of the Transaction;

(vi)

that Franklin Templeton informed the Board that it had no present intention to alter currently effective expense waivers and reimbursements after their expiration, and, while it reserves the right to do so in the future, it would consult with the Board before making any changes;

(vii)	that Franklin Templeton did not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of the Fund as a result of the Transaction;

(viii)	the potential benefits to Fund shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and access to a broader array of investment opportunities;

(ix)

that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expense ratios by spreading expenses over a larger asset base;

(x)	that Franklin Templeton and Legg Mason would each derive benefits from the Transaction and that, as a result, they had financial interests in the matters that were being considered;

(xi)	the fact that the Fund’s contractual management fee rates would remain the same and would not be increased by virtue of the New Agreements;

70	Western Asset Managed Municipals Fund

(xii)

the terms and conditions of the New Agreements, including that each New Agreement is identical to its corresponding Existing Agreement except for their respective dates of execution, effectiveness and termination;

(xiii)	the support expressed by the current senior management team at Legg Mason for the Transaction and Legg Mason’s recommendation that the Board approve the New Agreements;

(xiv)

that the Existing Agreements were the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of its business judgment during those years, and that within the past year the Board had performed a full review of and approved the Existing Agreements as required by the 1940 Act and had determined in the exercise of the Board’s business judgment that each Adviser had the capabilities, resources and personnel necessary to provide the services provided to the Fund, and that the management and subadvisory fees paid by or in respect of the Fund represented reasonable compensation to the applicable Adviser in light of the services provided, the costs to the Adviser of providing those services, the fees and other expenses paid by similar funds, and such other matters as the Trustees considered relevant in the exercise of their business judgment, and represented an appropriate sharing between Fund shareholders and the Advisers of any economies of scale in the management of the Fund at current and anticipated asset levels;

(xv)	that the Existing Agreements were considered and approved in November 2019;

(xvi)

that the Fund would not bear the costs of obtaining shareholder approval of the New Agreements, including proxy solicitation costs, legal fees and the costs of printing and mailing the proxy statement; and

(xvii)

that under the Transaction Agreement Franklin Templeton acknowledged that Legg Mason had entered into the Transaction Agreement in reliance upon the benefits and protections provided by Section 15(f) of the 1940 Act, and that, in furtherance of the foregoing, Franklin Templeton represented to the Trustees that it would conduct its business such that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the 1940 Act) of any investment adviser for a Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the 1940 Act, including any interpretations or no-action letters of the Securities and Exchange Commission) on the Fund as a result of the transactions contemplated by the Transaction Agreement or any express or implied terms, conditions or understandings applicable thereto.

Western Asset Managed Municipals Fund	71

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

Certain of these considerations are discussed in more detail below.

The information provided and presentations made to the Board encompassed the Fund and all other funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions rendered by the Manager, both of which functions are encompassed by the New Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the New Sub-Advisory Agreement.

Board approval of the New Agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed approval of the New Management Agreement and the New Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed approval of the New Management Agreement and the New Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the New Management Agreement and the New Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In their deliberations, the Trustees considered information received in connection with the most recent Board approval/continuation of each Existing Agreement in addition to information provided by Franklin Templeton and Legg Mason in connection with their evaluation of the terms and conditions of the New Agreements. In connection with the most recent approval/continuation of each Existing Agreement, and in connection with their review of each New Agreement, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

After considering all of the factors and information, and in the exercise of its business judgment, the Board, including the Independent Trustees, concluded that the New Agreements, including the fees payable thereunder, were fair and reasonable and that entering into the New Agreements for the Fund was in the best interests of the Fund’s shareholders and approved the New Agreements and recommended that shareholders approve the New Agreements.

Nature, extent and quality of the services under the New Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Existing Agreements. In evaluating the nature, quality and extent of the services to be provided by the Advisers under the New Agreements, the Trustees considered, among other things, the

72	Western Asset Managed Municipals Fund

expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of each Adviser, and that Franklin Templeton and Legg Mason advised the Boards that, following the Transaction, no diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, were expected, and that no changes in portfolio management personnel as a result of the Transaction were expected. The Board has received information at regular meetings throughout the past year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and took that information into account in its evaluation of the New Agreements. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

The Board considered information provided by Franklin Templeton regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition.

The Board also reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the financial resources of Legg Mason and Franklin Templeton and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Fund of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility.

The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions

Western Asset Managed Municipals Fund	73

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

for the Fund. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as general and insured municipal debt funds by Lipper, showed, among other data, that the Fund’s performance for the 1-year period ended December 31, 2019 was below the median, its performance for the 3- and 5-year periods ended December 31, 2019 was approximately equivalent to the median, and its performance for the 10-year period ended December 31, 2019 was above the median.

Based on their review of the materials provided and the assurances received from Franklin Templeton and Legg Mason, the Trustees determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided by each Adviser and that the Transaction was not expected to have an adverse effect on the ability of the Manager and Subadviser to provide those services, and the Board concluded that, overall, the nature, extent and quality of services expected to be provided, including performance, under the New Agreements were sufficient for approval.

Management fees and expense ratios

The Board considered that it had reviewed the Fund’s management fee and total expense ratio at the 2019 contract renewal meetings. The Board considered that the New Agreements would not change the Fund’s management fee rate or the computation method for calculating such fees, and that there is no present intention to alter expense waiver and reimbursement arrangements that are currently in effect.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and

74	Western Asset Managed Municipals Fund

sub-advisory services to be provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board noted that the Contractual Management Fee had been reduced as of August 13, 2019. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Subadviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts and the differences in associated risks borne by the Advisers.

The Board considered the management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of Legg Mason complex-wide management fees for funds with a similar strategy provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of general and insured municipal debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was lower than the median. The Board noted that the Fund’s Actual Management Fee and actual total expense ratio were higher than the median. The Board also noted that the limitation on the Fund’s total operating expenses had been lowered as of August 13, 2019. In addition, the Board considered that the current limitation on the Fund’s expenses is expected to continue through December 2021.

Western Asset Managed Municipals Fund	75

Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

In evaluating the costs of the services to be provided by the Manager and Subadviser under the New Agreements, the Board considered, among other things, whether management fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, the Trustees determined that the Transaction would not increase the total fees payable by the Fund for management services.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services to be provided to the Fund under the New Agreements.

Profitability and economies of scale

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been previously reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information concerning whether the Advisers realize economies of scale as the Fund’s assets grow. In conjunction with their most recent or prior deliberations concerning the Existing Agreements, the Board noted that contractual limitations had been implemented for the Fund and the Contractual Management Fee had been reduced as of August 13, 2019, and that after taking those expense limitations and fee reduction into account, the Board had determined that the total fees for management services, and administrative services for the Fund, were reasonable in light of the services provided, and that any economies of scale were being shared appropriately.

The Board noted that Franklin Templeton and Legg Mason are expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the Fund resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the Advisers’ profitability from their relationship with the Fund, nor to quantify at this time any possible future economies of scale. The Trustees noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

The Board determined that the management fee structure for the Fund was reasonable.

76	Western Asset Managed Municipals Fund

Other benefits to the Manager and the Subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received are reasonable. In evaluating the fall-out benefits to be received by the Manager and Subadviser under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits received by virtue of the Existing Agreements.

The Board considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities.

Western Asset Managed Municipals Fund	77

Additional shareholder information (unaudited)

Results of special meeting of shareholders

On July 14, 2020 a special meeting of shareholders was held for the following purposes: 1) to approve a new management agreement between the Fund and its investment manager; and 2) to approve a new subadvisory agreement with respect to the Fund’s subadviser. The following table provides the number of votes cast for or against, as well as the number of abstentions and broker non-votes as to each matter voted on at the special meeting of shareholders. Each item voted on was approved.

Item Voted On	Voted For	Voted Against	Abstentions	Broker Non-Votes
To Approve a New Management Agreement with Legg Mason Partners Fund Advisor, LLC	2,373,396,302.675	47,511,068.763	94,809,674.157	0
To Approve a New Subadvisory Agreement with Western Asset Management Company, LLC	2,369,034,272.251	47,815,055.817	98,867,717.525	0

78	Western Asset Managed Municipals Fund

Western Asset

Managed Municipals Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Managed Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Managed Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Managed Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0435 10/20 SR20-3990

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 22, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 22, 2020